ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of June 30, 2024	As of June 30, 2023

Accounts receivable from third-party customers	$2,618,019	$1,652,788
Less: allowance for credit losses	(348,678)	(160,026)
Total accounts receivable from third-party customers, net	2,269,341	1,492,762
Add: accounts receivable - related parties	582,182	1,272,384
Total accounts receivable, net	$2,851,523	$2,765,146

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for credit losses movement is as follows:

	As of June 30, 2024	As of June 30, 2023

Beginning balance	$160,026	$6,872
Provision	275,923	160,254
Write off	(85,823)	-
Foreign currency translation adjustments	(1,448)	(7,100)
Ending balance	$348,678	$160,026